Balance Sheet Components - Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 57,890	$ 36,225	$ 10,697
Less: Accumulated depreciation and amortization	(22,162)	(9,790)	(4,211)
Property and equipment, net	35,728	26,435	6,486
Tooling and manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	45,754	28,344	9,094
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,859	2,891	828
Purchased and internally-developed software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,403	1,396	482
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,874	$ 3,594	$ 293